The company - 2014 Novo Nordisk A/S monalizumab agreement (Details) € / shares in Units, € in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 05, 2014 EUR (€) € / shares shares	Apr. 30, 2016 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Purchase of intangible assets			€ 0	€ 0	€ 2,000
Total financial liabilities			22,571	30,995	39,893	€ 42,251
Intangible assets			0	0	€ 416	€ 1,553
2014 Novo Nordisk A/S monalizumab agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Purchase of intangible assets	€ 2,000	€ 6,500
Shares issued for the acquisition of C5aR intangible asset (in shares) | shares	600,000
Share issued, price per share (in EUR per share) | € / shares	€ 8.33
Issue shares for licenses	€ 5,000
Maximum potential regulatory milestones and single-digit tiered royalties on sale of products	20,000
Total financial liabilities							€ 13,100	$ 15.0
Potential additional milestone payments	0
Intangible assets	€ 7,000		€ 0	€ 0